N-4	May 01, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	FS VARIABLE SEPARATE ACCOUNT
Entity Central Index Key	0000931344
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
Polaris Retirement Protector (NY) 333-178849 | PolarisIncomePlusOneCoveredPersonMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Polaris Retirement Protector (NY) 333-178849 | PolarisIncomePlusTwoCoveredPersonsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%